ROPES & GRAY LLP
1211 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-9704
WWW.ROPESGRAY.COM

Adam D. Rossetti
BY EDGAR	212-841-8885
646-728-1633 fax
September 16, 2010	adam.rossetti@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Re:	Stone Harbor Investment Funds (Registration Nos. 333-141345 and 811-22037)

Ladies and Gentlemen:

On behalf of Stone Harbor Investment Funds, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, by electronic submission via EDGAR, Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

In addition to the Part C, the Amendment includes the following:

(i) a Prospectus relating to the Institutional Class and Distributor Class shares of Stone Harbor Emerging Markets Corporate Debt Fund (the “Fund”), a new series of the Trust

(ii) a Statement of Additional Information for the Fund

The Amendment is being submitted to register Institutional Class and Distributor Class shares of the Fund, and relates solely to the Fund. No information relating to any other series or shares of the Trust is amended or superseded hereby.

No fees are required in connection with this filing. Please direct any comments or questions on the Amendment to the undersigned at (212) 841-8885 or, in my absence, to Michael Doherty at (212) 497-3612.

Regards,

/s/ ADAM D. ROSSETTI

Adam D. Rossetti

ROPES & GRAY LLP
1211 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-9704
WWW.ROPESGRAY.COM

Cc:	Adam J. Shapiro, Esq.
John M. Loder, Esq.
Michael G. Doherty, Esq.